INTANGIBLE ASSETS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Amorization expense	$ 2,170,770	$ 830,769
2024 [member]
IfrsStatementLineItems [Line Items]
Amorization expense	1,970,000
2025 [member]
IfrsStatementLineItems [Line Items]
Amorization expense	1,890,000
2026 [member]
IfrsStatementLineItems [Line Items]
Amorization expense	1,760,000
Two Thousand Twenty Six Thereafter [Member]
IfrsStatementLineItems [Line Items]
Amorization expense	4,370,000
Cost of sales [member]
IfrsStatementLineItems [Line Items]
Amorization expense	$ 2,170,770	830,769
Impired of intangible assets		$ 1,100,000